Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Subsequent Events

On July 1, 2014, the Company issued 1,000,000 shares to its outside legal counsel for payment against past and future invoices.

On July 10, 2014, the Company received $30,000 in payment for the future issuance of 700,000 shares of the Company’s common stock and 700,000 warrants to purchase shares of the Company’s common stock at $0.15 per share for a three year term.

On July 29, 2014, the Company received $35,000 in payment for the future issuance of 700,000 shares of the Company’s common stock and 700,000 warrants to purchase shares of the Company’s common stock at $0.15 per share for a three year term.

On August 12, 2014, the Company entered into an Investment Agreement and Registration Rights Agreement with Macallan Partners (“Macallan”) pursuant to which Macallan has agreed to purchase up to $4,000,000 in shares of Company common stock. The obligations of Macallan to purchase the shares of Company common stock are subject to the conditions set forth in the Investment Agreement, including, without limitation, the condition that a registration statement on Form S-1 registering the shares of Company common stock to be sold to Macallan be filed with the Securities and Exchange Commission and become effective.

The Registration Rights Agreement provides that the Company shall use commercially reasonable efforts to file the registration statement within 21 days after August 12, 2014 and have the registration statement become effective within 90 days of August 12, 2014. The purchase price of the shares of Company common stock will be equal to 65% of the market price (as determined in the Investment Agreement) calculated at the time of purchase. The foregoing is only a brief description of the material terms of the Investment Agreement and Registration Rights, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements which are filed as an exhibit to this Current Report.

On August 12, 2014, the Company entered into a Convertible Promissory Note with JMJ Financial (“JMJ”) in the original principal amount of $350,000 (the “Note”), pursuant to which JMJ funded $55,000. The Note is interest free for the first 90 days and has a one-time interest charge of 12% if not repaid in the first 90 days; is due and payable two years after the date of issuance; and may be converted by JMJ at any time after 180 days of the date of issuance into shares of Company common stock at a conversion price equal to 60% of the market price (as determined in the Note) calculated at the time of conversion. The Note also contains certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Note in the event of such defaults. The foregoing is only a brief description of the material terms of the Note, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the Note which is filed as an exhibit to this Current Report. The issuance of the Note was made in reliance on the exemption provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. The Company’s reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Note was an accredited investor.

On August 14, 2014, the Company entered into a Securities Purchase Agreement with Toledo Advisors LLC (“Toledo”) providing for the purchase of two Convertible Promissory Notes in the in the aggregate principal amount of $116,600, with the first note being in the amount of $58,300 and the second note being in the amount of $58,300 (the “Note” or “Notes”). The Notes contain a 6% original issue discount such that the purchase price of each Note is $55,000. The first Note was funded on execution of the Note. The second Note shall initially be paid for by the issuance of an offsetting $55,000 secured note issued by Toledo to the Company. The funding of the second Note is subject to certain conditions as described in the second Note. The Notes bear interest at the rate of 8% per annum; are due and payable on August 15, 2015; and may be converted by Toledo at any time after 180 days of the date of issuance into shares of Company common stock at a conversion price equal to 58% of the market price (as determined in the Notes) calculated at the time of conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. The foregoing is only a brief description of the material terms of the Securities Purchase Agreement and Notes, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements which are filed as an exhibit to this Current Report. The issuance of the Notes was made in reliance on the exemption provided by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”) for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act.

The Company’s reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Notes was an accredited investor.

On August 14, 2014, the Company entered into a Securities Purchase Agreement with LG Capital Funding LLC (“LG”) providing for the purchase of two Convertible Promissory Notes in the in the aggregate principal amount of $133,560, with the first note being in the amount of $66,780 and the second note being in the amount of $66,780 (the “Note” or “Notes”). The Notes contain a 6% original issue discount such that the purchase price of each Note is $63,000. The first Note was funded on execution of the Note. The second Note shall initially be paid for by the issuance of an offsetting $63,000 secured note issued by LG to the Company. The funding of the second Note is subject to certain conditions as described in the second Note. The Notes bear interest at the rate of 8% per annum; are due and payable on August 15, 2015; and may be converted by LG at any time after 180 days of the date of issuance into shares of Company common stock at a conversion price equal to 58% of the market price (as determined in the Notes) calculated at the time of conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. The foregoing is only a brief description of the material terms of the Securities Purchase Agreement and Notes, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements which are filed as an exhibit to this Current Report. The issuance of the Notes was made in reliance on the exemption provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. The Company’s reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Notes was an accredited investor.

On August 14, 2014, the Company entered into a Convertible Promissory Note with Vista Capital Investments, LLC (“Vista”) in the original principal amount of $250,000 (the “Note”), pursuant to which Vista funded $55,000. The Note has a one time interest charge of 12%; is due and payable two years after the date of issuance; and may be converted by Vista at any time after 180 days of the date of issuance into shares of Company common stock at a conversion price equal to 60% of the market price (as determined in the Note) calculated at the time of conversion. The Note also contains certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Note in the event of such defaults. The foregoing is only a brief description of the material terms of the Note, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements and their exhibits which are filed as an exhibit to this Current Report. The issuance of the Note was made in reliance on the exemption provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act.

The Company’s reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Note was an accredited investor.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2014 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.

The Company amended a consulting agreement on May 7, 2014, to grant 2,500,000 shares to a consultant for work performed through March 31, 2014. The shares were valued on the grant date at $300,000 and that amount has been accrued as of March 31, 2014.

The Company signed subscription agreements with four investors on June 16, 2014 to grant 1,469,000 shares of common stock in exchange for the stock deposits totaling $147,050.

On April 18, 2014, the Company issued a convertible note payable in the amount of $53,000. The note bears 8% interest and is due on January 14, 2015. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 58% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On May 21, 2014, the Company issued a convertible note payable in the amount of $42,500. The note bears 8% interest and is due on February 23, 2015. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 58% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On July 1, 2014, the Company issued 1,000,000 shares to its outside legal counsel for payment against past and future invoices for services provided.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2014 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.